Statement of Additional Information Supplement
July 18, 2012

For the following funds with statements of additional information dated September 1, 2011 – July 1, 2012 (each as supplemented to date)

AMCAP Fund®
American Balanced Fund®
American Funds College Target Date SeriesSM
American Funds Global Balanced FundSM
The American Funds Income SeriesSM
American Funds Money Market Fund®
American Funds Mortgage Fund®
American Funds Portfolio SeriesSM
American Funds Short-Term Tax-Exempt Bond Fund®
American Funds Target Date Retirement Series®
American Funds Tax-Exempt Fund of New York®
The American Funds Tax-Exempt Series ISM
The American Funds Tax-Exempt Series IISM
American High-Income Municipal Bond Fund®
American High-Income Trust®
American Mutual Fund®
The Bond Fund of America®
Capital Income Builder®
Capital World Bond Fund®
Capital World Growth and Income Fund,® Inc.
EuroPacific Growth Fund®
Fundamental InvestorsSM
The Growth Fund of America,® Inc.
The Income Fund of America®
Intermediate Bond Fund of America®
International Growth and Income FundSM
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of America®
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,® Inc.
Short-Term Bond Fund of America®
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America®
Washington Mutual Investors FundSM

The first paragraph under the heading “Investment adviser” in the “Management of the fund/series” section of the statement of additional information is amended in its entirety to read as follows:

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA  90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Effective September 1, 2012, Capital Research and Management Company will manage equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions will make investment decisions on an independent basis and will include Capital Research and Management Company’s current equity investment divisions, Capital World Investors and Capital Research Global Investors, and a third equity investment division. Portfolio counselors in the third equity investment division will rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

Keep this supplement with your statement of additional information.